EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLANS
Total contribution for employee benefits	$ 5,884	$ 7,072	$ 3,147